Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (4,310,998)	$ (3,143,601)	$ (4,301,517)	$ (1,800,268)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,715	8,737	11,649	6,512
Interest expense				2,614
Share-based compensation	57,521	346,548	487,738	171,869
Straight-line rent expense	(2,069)	(2,068)	(2,757)	6,664
Loss on sale of equipment				1,546
Change in fair value of derivative liabilities	(367,277)	451,054	71,266	12,754
Non-cash interest expense on notes payable and consideration payable	671,578
R&D costs for intangible assets	61,019
Changes in operating assets and liabilities:
Receivables	8,266	4,507	(23,218)	(11,547)
Prepaid expenses and deposits	283,722	(138,636)	(907,343)	(102,055)
Inventory	(490,754)	(269,164)	(265,522)	(69,328)
Accounts payable and accrued liabilities	383,119	449,281	466,891	65,191
Customer deposits	2,890	44,681	26,521	10,172
Due to related parties	206,833	80,000	(120,519)	120,000
Cash flows used in operating activities	(3,486,435)	(2,168,661)	(4,556,811)	(1,585,876)
Investing activities
Purchase of equipment	(9,160)	(11,191)	(11,191)	(35,527)
Proceeds on disposal of equipment				3,500
Purchase of intangible assets	(162,320)
Cash flows used in investing activities	(171,480)	(11,191)	(11,191)	(32,027)
Financing activities
Net proceeds from issuance of common stock and warrants	6,993,059	1,463,586
Net proceeds from issuance of Notes	914,442			183,970
Repayment of Notes	(1,150,000)
Exercise of stock options		37,500	37,500	25,000
Proceeds from the issuance of series A preferred stock				2,153,289
Private Placement			1,463,585
Proceeds from IPO			6,000,000
Share issuance costs for IPO			(762,195)
Cash flows provided by financing activities	6,757,501	1,501,086	6,738,890	2,362,259
Effect of exchange rate changes on cash	(767)	720	1,062	(1,313)
Increase (decrease) in cash	3,098,819	(678,046)	2,171,950	743,043
Cash, beginning of period	3,326,851	1,154,901	1,154,901	411,858
Cash, ending of period	6,425,670	476,855	3,326,851	1,154,901
Supplemental cash flow information:
Cash paid for interest	23,248	4,898	14,397
Cash paid for taxes
Non-cash Investing and Financing transactions:
Conversion of preferred stock to common stock			3,527,701
Settlement of notes payable and accrued interest through issuance of series A preferred stock and warrants				186,584
Derivative liability broker warrants included in share issuance cost for IPO			$ 229,437
Common stock issued and issuable on acquisition of intangible asset	$ 1,610,778